Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2020
Cost of revenues
Schedule of cost of revenues

	Years ended December 31,
Cost of revenues from continuing operations (In thousands)	2018	2019	2020
Bandwidth costs	48,118	57,093	62,384
Cost of inventories sold	31,634	7,181	1,660
Cost of live streaming	23,928	20,734	15,640
Depreciation of servers and other equipment	5,018	5,198	6,247
Payment handling charges	3,016	1,658	1,459
Other costs (note)	3,953	8,049	5,247
Total	115,667	99,913	92,637

Note: Other costs mainly included write-down of inventories.